Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	COMMONWEALTH INTERNATIONAL SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000793601
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2024
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2024
Prospectus Date	rr_ProspectusDate	Feb. 28, 2024
Commonwealth Australia/New Zealand Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	COMMONWEALTH AUSTRALIA/NEW ZEALAND FUND (CNZLX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Commonwealth Australia/New Zealand Fund (the “Australia/New Zealand Fund”) is to provide long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the Australia/New Zealand Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Australia/New Zealand Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Australia/New Zealand Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Australia/New Zealand Fund’s performance. During the most recent fiscal year ended October 31, 2023, the Australia/New Zealand Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Australia/New Zealand Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Australia/New Zealand Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Australia/New Zealand Fund’s operating expenses remain the same. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Australia/New Zealand Fund invests at least 80% of its net assets in the securities of, and depositary receipts (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”)) represented by, Australian and New Zealand issuers that are tied economically to Australia or New Zealand. The Australia/New Zealand Fund considers an issuer to be an Australian or New Zealand issuer and thus tied economically to Australia or New Zealand if: (1) the issuer is organized under Australia or New Zealand law; (2) the securities of the issuer are listed on Australia or New Zealand stock exchanges regardless of the country in which the issuer is organized; (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold in Australia or New Zealand; or (4) the securities are issued or guaranteed by government entities of Australia or New Zealand. The Australia/New Zealand Fund invests primarily in debt and equity securities of Australian/New Zealand issuers. The Australia/New Zealand Fund may also consider an issuer to be an Australian or New Zealand issuer if it issues securities denominated in the local currency of either Australia or New Zealand. The Australia/New Zealand Fund’s equity investments may include common and preferred stock and securities convertible into common stock. The Australia/New Zealand Fund’s investments may include issuers of any market capitalization. In addition, the Australia/New Zealand Fund may invest in ADRs, which are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer. Generally, ADRs are designed for trading on U.S. securities exchanges or other markets. The Australia/New Zealand Fund may also invest in EDRs, GDRs and in similar instruments representing foreign-traded depositary interests in securities of foreign companies. EDRs are receipts issued by a European financial institution evidencing arrangements similar to ADRs. EDRs are generally designed for use in European securities markets. GDRs are receipts for foreign-based corporations that are traded in capital markets around the world. These depositary receipts may be sponsored or unsponsored. The depositary receipts in which the Fund invests are U.S. dollar-denominated.

The Australia/New Zealand Fund may invest in shares of other investment companies, including open-end and closed-end funds and exchange-traded funds.

FCA Corp, the Australia/New Zealand Fund’s investment adviser (“FCA Corp” or the “Adviser”), does not attempt to maintain equal or set allocations to Australia or New Zealand. Rather, the Australia/New Zealand Fund, from time to time, invests different percentages of its assets in Australia and New Zealand, depending on available investment opportunities and economic and market conditions. The Australia/New Zealand Fund may invest in companies that focus on natural resources production, refining and development.

The Australia/New Zealand Fund’s investments in debt securities may include obligations of governmental issuers, commercial paper and other companies regardless of credit quality and regardless of whether such securities are rated or unrated by nationally recognized statistical rating organizations (“NRSROs”). The determination as to whether to make a particular investment in debt securities is based on FCA Corp’s analysis of the risk of the debt security versus the price and return of such debt security. The Australia/New Zealand Fund’s debt investments may include securities that are viewed as being of a credit quality that is below investment-grade (i.e., “junk bonds”) based on ratings established by NRSROs regardless of whether such debt security is rated or not.

The Australia/New Zealand Fund may also engage in borrowing for cash management purposes. The Australia/New Zealand Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Australia/New Zealand Fund may borrow up to one-third of its total assets (including the amount borrowed).

FCA Corp has long-term investment goals and its process seeks to identify potential portfolio investments that can be held over an indefinite time horizon. FCA Corp adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political, or market events, changes in relative valuations (to both a company’s growth prospects and to other issuers), and liquidity requirements. In selecting investments for the Australia/New Zealand Fund, FCA Corp will assess factors it deems relevant and applicable under the particular circumstances, including, among others:

●	Potential for capital appreciation (to both a company’s growth prospects and to other issuers);

●	Earnings growth potential and/or sustainability;

●	Price of security relative to historical and/or future cash flow;

●	Sustainable franchise value;

●	Price of a security relative to price of underlying stock, if a convertible security;

●	Yield on security relative to yield of other fixed-income securities;

●	Interest or dividend income;

●	Call and/or put features;

●	Price of a security relative to price of other comparable securities;

●	Size of issue; and

●	Impact of security on diversification of the portfolio.

FCA Corp will also seek to sell a security when it believes its price is unlikely to appreciate longer term, other comparable investments offer better opportunities for the Fund, or in the course of adjusting the Australia/New Zealand Fund’s emphasis(es) on a given country(ies) or sector(s). The Australia/New Zealand Fund generally invests in equity securities with the view to hold them long-term and debt securities to hold to maturity.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND’S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follows illustrate the variability of the Australia/New Zealand Fund’s returns. The Australia/New Zealand Fund’s past performance (before and after taxes) does not necessarily indicate how the Australia/New Zealand Fund will perform in the future. The information provides some indication of the risks of investing in the Australia/New Zealand Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The performance of the comparative indices does not reflect deductions for fees, expenses or taxes. Updated performance information, current through the most recent month end, is available on the Australia/New Zealand Fund’s website at www.commonwealthfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follows illustrate the variability of the Australia/New Zealand Fund’s returns.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.commonwealthfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Australia/New Zealand Fund’s past performance (before and after taxes) does not necessarily indicate how the Australia/New Zealand Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	AUSTRALIA/NEW ZEALAND FUND Year-by-year return as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods included in the bar chart:
Best Quarter	27.77%,	2nd Quarter, 2020
Worst Quarter	(32.89)%,	1st Quarter, 2020

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.89%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2023
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Australia/New Zealand Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Australia/New Zealand Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Commonwealth Australia/New Zealand Fund | NZX 50 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	2.43%
5 Years	rr_AverageAnnualReturnYear05	4.77%
10 Years	rr_AverageAnnualReturnYear10	6.70%
Commonwealth Australia/New Zealand Fund | Australian All Ordinaries Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.85%
5 Years	rr_AverageAnnualReturnYear05	11.36%
10 Years	rr_AverageAnnualReturnYear10	6.72%
Commonwealth Australia/New Zealand Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the Australia/New Zealand Fund may lose value
Commonwealth Australia/New Zealand Fund | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.
Commonwealth Australia/New Zealand Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

An investment in the Australia/New Zealand Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency. In addition, the Fund is subject to the following principal risks (presented alphabetically):

Commonwealth Australia/New Zealand Fund | Borrowing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Borrowing Risk. Borrowing creates leverage, which will exaggerate the effect of any increase or decrease in the Australia/New Zealand Fund’s net asset value and, therefore, may increase the volatility of the Australia/New Zealand Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees) which may reduce the Australia/New Zealand Fund’s total return. Unless the income and capital appreciation, if any, exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Australia/New Zealand Fund.

Commonwealth Australia/New Zealand Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Investments that are denominated in a currency other than the U.S. dollar, or currency-related derivative instruments, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar. When the Australia/New Zealand Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the U.S. dollar. Risks associated with currency may also be exacerbated by foreign government exchange controls which may include, among others, banning the use of foreign currency within the country, fixed exchange rates, restricting currency exchange to government-approved exchangers, and restrictions on the amount of currency that may be imported or exported. In addition, the Australia/New Zealand Fund may incur costs in connection with conversions between various currencies.

Commonwealth Australia/New Zealand Fund | Debt Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Debt Securities Risk. Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates (i.e. if interest rates increase, the price of debt securities will generally decline). Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential income and/or gains from the Australia/New Zealand Fund’s investments in fixed income securities denominated in a foreign currency. Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each. The Australia/New Zealand Fund may invest in securities rated investment-grade or below investment-grade (“junk bonds”), and it may invest in debt securities that are of comparable quality that are not rated. The Australia/New Zealand Fund could lose money or experience a lower rate of return if it holds junk bonds that are subject to higher credit risks and are less liquid than other fixed income or debt instruments. Junk bonds are often considered speculative and have significantly higher credit risk than investment-grade bonds.

Commonwealth Australia/New Zealand Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Foreign securities risks to which the Australia/New Zealand Fund will be exposed include differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Australia/New Zealand Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for the Australia/New Zealand Fund to liquidate positions. This in turn may cause delays in the Australia/New Zealand Fund’s receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities. Although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities. The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts. It may not be possible to hedge the risk of currency fluctuations in foreign countries. Additionally, although depositary receipts have risks similar to the securities that they represent, they may involve higher expenses, may trade at a discount (or premium) to the underlying security, may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Commonwealth Australia/New Zealand Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. FCA Corp’s judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results. Additionally, FCA Corp’s reliance on investment strategy judgments about the “growth” potential of particular companies or the relative “value” of particular securities may prove to be incorrect or inconsistent with the overall market’s assessment of these characteristics, which may result in lower-than-expected returns.

Commonwealth Australia/New Zealand Fund | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The ability of the Australia/New Zealand Fund to achieve its investment objective is contingent on a variety of factors, and perhaps most importantly, the ability of FCA Corp to implement the Australia/New Zealand Fund’s strategies effectively and efficiently. Any of these factors could negatively affect the performance of the Australia/New Zealand Fund. Additionally, the Australia/New Zealand Fund’s direct operations could negatively impact the Australia/New Zealand Fund’s performance. For instance, because the Australia/New Zealand Fund’s asset base may be considered small relative to other mutual funds, the Australia/New Zealand Fund will operate with correspondingly higher total annual operating expenses. To the extent the Australia/New Zealand Fund’s assets are not increased and the Australia/New Zealand Fund’s expense ratios are not decreased, the Australia/New Zealand Fund’s expenses will detract from its performance more significantly than with other mutual funds.

Commonwealth Australia/New Zealand Fund | Risks Associated With Australia New Zealand [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Associated with Australia/New Zealand. The Australia/New Zealand Fund, by focusing its investments on Australian and New Zealand issuers, may be exposed to additional risks that other funds that invest in securities of issuers in a broader region may not be exposed. For instance, financial, economic or political instabilities, and natural disasters, that impact Australia and/or New Zealand, but that do not impact the broader Pacific region, could impact the Australia/New Zealand Fund to a larger degree than other funds that invest in securities of issuers in a broader geographical area.

Commonwealth Australia/New Zealand Fund | Risks Associated With Investments In Other Investment Companies [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Associated with Investments in Other Investment Companies. The Australia/New Zealand Fund may invest in shares of other investment companies, including open-end funds and closed-end funds and exchange-traded funds (“ETFs”). When the Australia/New Zealand Fund invests in other investment companies and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Australia/New Zealand Fund will incur higher expenses, many of which may be duplicative. In addition, the Australia/New Zealand Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs and closed-end funds are subject to additional risks such as, its shares may trade above or below its net asset value or an active market may not develop. The Australia/New Zealand Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Commonwealth Australia/New Zealand Fund | Risks Associated With Natural Resources And Commodity Investments [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Associated with Natural Resources and Commodity Investments. Should the Australia/New Zealand Fund invest in securities of companies involved in oil and gas, timber or mining activities, such investments will involve an increased number of risks, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution and marketing oil, gas, and other minerals, which can result in a higher degree of overall risk for the Australia/New Zealand Fund. These companies may be affected by changes in overall market movements, commodity prices, interest rates, or sectors affecting a particular commodity, such as drought, floods, weather, embargoes, tariffs, and international economic, political and regulatory developments.

Commonwealth Australia/New Zealand Fund | Transportation Operating Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Transportation Operating Companies Risk. To the extent that the Australia/New Zealand Fund invests in companies involved in the transportation industry, transportation operations companies are subject to risks associated with fleet integrity and safety and driver safety and retention. These are subject to external influences, particularly weather events, natural disasters, traffic, and road conditions. Transportation companies also are subject to risks such as business disruptions, including accidents, losses of cargo or supply chain disruption.

Newer risks facing the transportation industry include advancing technology, cyber-security risk, and market fluctuations created by international trade disputes. Additionally, potentially worsening driver shortage, regulatory compliance and infrastructure problems may be risk factors for transportation operations companies.

Commonwealth Australia/New Zealand Fund | Power Generation Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Power Generation Companies’ Risk. The Australia/New Zealand Fund may invest in the securities of power generation companies. Issuers of securities of power generation companies may be adversely impacted by the following factors: changes in the levels and volatility of global energy prices, global supply and demand, and capital expenditures on the exploration and production of energy sources; exchange rates, interest rates, economic conditions, and tax treatment; and energy conservation efforts, increased competition and technological advances. Companies in this industry may be subject to substantial government regulation which may increase the cost of doing business and limit earnings. A significant portion of a power generation company’s revenue may come from a relatively small number of customers, including governmental entities and utilities. Power companies may operate or engage in, transactions involving countries with less developed regulatory regimes or a history of expropriation, nationalization or other adverse policies. Power generation companies may also be significantly impacted by the supply of, and demand for, specific products, such as electricity, oil and natural gas, and services, exploration and production spending, government subsidization, world events and general economic conditions in certain countries or regions. Acts of war or terrorism, such as the Russia-Ukraine war and the Israeli-Hamas war could result in supply problems and market disruptions for companies engaged in power generation.

Commonwealth Australia/New Zealand Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. The Australia/New Zealand Fund may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Australia/New Zealand Fund. This may increase the risk of loss associated with an investment in the Australia/New Zealand Fund and increase the volatility of the Australia/New Zealand Fund’s net asset value per share.

Commonwealth Australia/New Zealand Fund | Small Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small Capitalization Risk. Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Commonwealth Australia/New Zealand Fund | Stock Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Stock Market Risk. The Australia/New Zealand Fund’s investments will fluctuate in price. This means that the Australia/New Zealand Fund’s share price will go up and down, and Australia/New Zealand Fund shareholders can lose money. Investments in stocks of any type involve risk because stock prices have no guaranteed value. Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment. The Australia/New Zealand Fund’s investments are subject to the following market-related risks, among others: geopolitical risks, including wars, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics; and market manipulation and other fraudulent practices. For additional information regarding Stock Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Stock Market Risk” in the section titled “Additional Information Regarding the Funds’ Principal Risks” in this prospectus.

Commonwealth Australia/New Zealand Fund | Commonwealth Australia/New Zealand Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CNZLX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.81%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 284
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	871
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,484
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,138
Annual Return 2014	rr_AnnualReturn2014	2.59%
Annual Return 2015	rr_AnnualReturn2015	(6.39%)
Annual Return 2016	rr_AnnualReturn2016	16.65%
Annual Return 2017	rr_AnnualReturn2017	16.10%
Annual Return 2018	rr_AnnualReturn2018	(9.61%)
Annual Return 2019	rr_AnnualReturn2019	17.39%
Annual Return 2020	rr_AnnualReturn2020	15.72%
Annual Return 2021	rr_AnnualReturn2021	4.61%
Annual Return 2022	rr_AnnualReturn2022	(21.30%)
Annual Return 2023	rr_AnnualReturn2023	(3.36%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.36%)
5 Years	rr_AverageAnnualReturnYear05	1.57%
10 Years	rr_AverageAnnualReturnYear10	2.42%
Commonwealth Australia/New Zealand Fund | Commonwealth Australia/New Zealand Fund | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.42%)
5 Years	rr_AverageAnnualReturnYear05	1.06%
10 Years	rr_AverageAnnualReturnYear10	2.08%
Commonwealth Australia/New Zealand Fund | Commonwealth Australia/New Zealand Fund | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.95%)
5 Years	rr_AverageAnnualReturnYear05	1.43%
10 Years	rr_AverageAnnualReturnYear10	2.25%
AFRICA FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AFRICA FUND (CAFRX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Africa Fund (the “Africa Fund”) is to provide long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the Africa Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Africa Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Africa Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Africa Fund’s performance. During the most recent fiscal year ended October 31, 2023, the Africa Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses will not correlate to the ratio of net expenses to average net assets in the Africa Fund’s financial highlights table.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Africa Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Africa Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the expense reduction/reimbursement remains in place for the contractual period only, and that the Africa Fund’s operating expenses remain the same. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Africa Fund invests at least 80% of its net assets in the securities of, and depositary receipts (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”)) represented by, African issuers that are tied economically to Africa. The Africa Fund considers an issuer to be an African issuer and thus tied economically to Africa if: (1) the issuer is organized under the laws of a country in Africa; (2) the securities of the issuer are listed on a stock exchange(s) in a country in Africa, regardless of the country in which the issuer is organized; (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold in countries in Africa; or (4) the securities are issued or guaranteed by government entities of African countries. The Africa Fund invests primarily in debt and equity securities of African issuers. The Africa Fund may also consider an issuer to be an African issuer if it issues securities denominated in a local currency of a country located on the continent of Africa. The Africa Fund’s equity investments may include common and preferred stock and securities convertible into common stock. The Africa Fund’s investments may include issuers of any market capitalization. In addition, the Africa Fund may invest in ADRs, which are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer. Generally, ADRs are designed for trading on U.S. securities exchanges or other markets. The Fund may also invest in EDRs, GDRs and in similar instruments representing foreign-traded depositary interests in securities of foreign companies. EDRs are receipts issued by a European financial institution evidencing arrangements similar to ADRs. EDRs are generally designed for use in European securities markets. GDRs are receipts for foreign-based corporations that are traded in capital markets around the world. These depositary receipts may be sponsored or unsponsored. The depositary receipts in which the Fund invests may be U.S. dollar-denominated or denominated in a foreign currency.

The Africa Fund may emphasize investments in the Sub-Saharan countries of Africa, although the Africa Fund may invest in securities of issuers located in any country in Africa. The Africa Fund may invest in shares of other investment companies, including open-end and closed-end funds and exchange-

traded funds (“ETFs”). The Africa Fund may invest in emerging market countries in Africa as well as those emerging market countries that are considered “frontier countries” - meaning that they have less developed capital markets and economies than typically seen in traditional emerging markets. The Africa Fund may invest in companies that focus on natural resources production, refining and development.

The Africa Fund’s investments in debt securities may include obligations of governmental issuers, commercial paper and other companies regardless of credit quality and regardless of whether such securities are rated or unrated by nationally recognized statistical rating organizations (“NRSROs”). The determination as to whether to make a particular investment in debt securities is based on FCA Corp’s analysis of the risk of the debt security versus the price and return of such debt security. The Fund’s debt investments may include securities that are viewed as being of a credit quality that is below investment-grade (i.e., “junk bonds”) based on ratings established by NRSROs regardless of whether such debt security is rated or not.

The Africa Fund may also engage in borrowing for cash management purposes. The Africa Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Africa Fund may borrow up to one-third of its total assets (including the amount borrowed).

FCA Corp has long-term investment goals and its process seeks to identify potential portfolio investments that can be held over an indefinite time horizon. FCA Corp adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political, or market events, changes in relative valuations (to both a company’s growth prospects and to other issuers), and liquidity requirements. In selecting investments for the Africa Fund, FCA Corp will assess factors it deems relevant and applicable under the particular circumstances, including, among others:

●	Potential for capital appreciation (to both a company’s growth prospects and to other issuers);

●	Earnings growth potential and/or sustainability;

●	Price of security relative to historical and/or future cash flow;

●	Sustainable franchise value;

●	Price of a security relative to price of underlying stock, if a convertible security;

●	Yield on security relative to yield of other fixed-income securities;

●	Interest or dividend income;

●	Call and/or put features;

●	Price of a security relative to price of other comparable securities;

●	Size of issue; and

●	Impact of security on diversification of the portfolio.

FCA Corp will also seek to sell a security when it believes its price is unlikely to appreciate longer term, other comparable investments offer better opportunities for the Africa Fund, or in the course of adjusting the Africa Fund’s emphasis(es) on a given region(s) or sector(s). The Africa Fund generally invests in equity securities with the view to hold them long-term and debt securities to hold to maturity.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND’S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follows illustrate the variability of the Africa Fund’s returns. The Africa Fund’s past performance (before and after taxes) does not necessarily indicate how the Africa Fund will perform in the future. The information provides some indication of the risks of investing in the Africa Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The performance of the comparative indices does not reflect deductions for fees, expenses or taxes. Updated performance information, current through the most recent month end, is available on the Africa Fund’s website at www.commonwealthfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follows illustrate the variability of the Africa Fund’s returns.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.commonwealthfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Africa Fund’s past performance (before and after taxes) does not necessarily indicate how the Africa Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	AFRICA FUND Year-by-year return as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods included in the bar chart:
Best Quarter	25.49%,	4th Quarter, 2020
Worst Quarter	(44.09)%,	1st Quarter, 2020

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(44.09%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2023
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Africa Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Africa Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

AFRICA FUND | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.83%
5 Years	rr_AverageAnnualReturnYear05	3.68%
10 Years	rr_AverageAnnualReturnYear10	2.66%
AFRICA FUND | Dow Jones Africa Titans 50 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.00%
5 Years	rr_AverageAnnualReturnYear05	1.29%
10 Years	rr_AverageAnnualReturnYear10	(2.35%)
AFRICA FUND | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the Africa Fund may lose value
AFRICA FUND | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.
AFRICA FUND | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

An investment in the Africa Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency. In addition, the Fund is subject to the following principal risks (presented alphabetically):

AFRICA FUND | Borrowing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Borrowing Risk. Borrowing creates leverage, which will exaggerate the effect of any increase or decrease in the Africa Fund’s net asset value and, therefore, may increase the volatility of the Africa Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees) which may reduce the Africa Fund’s total return. Unless the income and capital appreciation, if any, exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Africa Fund.

AFRICA FUND | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Investments that are denominated in a currency other than the U.S. dollar, or currency-related derivative instruments, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar. When the Africa Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the U.S. dollar. Risks associated with currency may also be exacerbated by foreign government exchange controls which may include, among others, banning the use of foreign currency within the country, fixed exchange rates, restricting currency exchange to government-approved exchangers, and restrictions on the amount of currency that may be imported or exported. In addition, the Africa Fund may incur costs in connection with conversions between various currencies.

AFRICA FUND | Debt Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Debt Securities Risk. Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates (i.e. if interest rates increase, the price of debt securities will generally decline). Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential income and/or gains from the Africa Fund’s investments in fixed income securities denominated in a foreign currency. It may not be possible for the Fund to effectively hedge the currency risks of many developing countries. Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each. The Africa Fund may invest in securities rated investment-grade or below investment-grade (“junk bonds”), and it may invest in debt securities that are of comparable quality that are not rated. The Africa Fund could lose money or experience a lower rate of return if it holds junk bonds that are subject to higher credit risks and are less liquid than other fixed income or debt instruments. Junk bonds are often considered speculative and have significantly higher credit risk than investment-grade bonds.

AFRICA FUND | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Foreign securities risks to which the Africa Fund will be exposed include differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Africa Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for the Africa Fund to liquidate positions. This in turn may cause delays in the Africa Fund’s receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities. Although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities. The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts. It may not be possible to hedge the risk of currency fluctuations in foreign countries. Additionally, although depositary receipts have risks similar to the securities that they represent, they may involve higher expenses, may trade at a discount (or premium) to the underlying security, may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

AFRICA FUND | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. FCA Corp’s judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results. Additionally, FCA Corp’s reliance on investment strategy judgments about the “growth” potential of particular companies or the relative “value” of particular securities may prove to be incorrect or inconsistent with the overall market’s assessment of these characteristics, which may result in lower-than-expected returns.

AFRICA FUND | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The ability of the Africa Fund to achieve its investment objective is contingent on a variety of factors, and perhaps most importantly, the ability of FCA Corp to implement the Africa Fund’s strategies effectively and efficiently. Any of these factors could negatively affect the performance of the Africa Fund. Additionally, the Africa Fund’s direct operations could negatively impact the Africa Fund’s performance. For instance, because the Africa Fund’s asset base may be considered small relative to other mutual funds, the Fund will operate with correspondingly higher total annual operating expenses. To the extent the Africa Fund’s assets are not increased and the Africa Fund’s expense ratios are not decreased, the Africa Fund’s expenses will detract from its performance more significantly than with other mutual funds.

AFRICA FUND | Risks Associated With Investments In Other Investment Companies [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Associated with Investments in Other Investment Companies. The Africa Fund may invest in shares of other investment companies, including open-end funds and closed-end funds and ETFs. When the Africa Fund invests in other investment companies and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Africa Fund will incur higher expenses, many of which may be duplicative. In addition, the Africa Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs and closed-end funds are subject to additional risks such as, its shares may trade above or below its net asset value or an active market may not develop. The Africa Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

AFRICA FUND | Risks Associated With Natural Resources And Commodity Investments [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Associated with Natural Resources and Commodity Investments. Should the Africa Fund invest in securities of companies involved in oil and gas, timber or mining activities, such investments will involve an increased number of risks, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution and marketing oil, gas, and other minerals, which can result in a higher degree of overall risk for the Africa Fund. These companies may be affected by changes in overall market movements, commodity prices, interest rates, or sectors affecting a particular commodity, such as drought, floods, weather, embargoes, tariffs, and international economic, political and regulatory developments.

AFRICA FUND | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. The Africa Fund may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Africa Fund. This may increase the risk of loss associated with an investment in the Africa Fund and increase the volatility of the Africa Fund’s net asset value per share.

AFRICA FUND | Small Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small Capitalization Risk. Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

AFRICA FUND | Stock Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Stock Market Risk. The Africa Fund’s investments will fluctuate in price. This means that the Africa Fund’s share price will go up and down, and Africa Fund shareholders can lose money. Investments in stocks of any type involve risk because stock prices have no guaranteed value. Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment. The Africa Fund’s investments are subject to the following market-related risks, among others: geopolitical risks, including wars, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics; and market manipulation and other fraudulent practices. For additional information regarding Stock Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Stock Market Risk” in the section titled “Additional Information Regarding the Funds’ Principal Risks” in this prospectus.

AFRICA FUND | Emerging Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Risk. To the extent that the Africa Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened. Due to political changes, changes in taxation, or currency controls that could adversely affect investments located in emerging market countries, investments of this nature may be more volatile than investments made in the markets of more developed foreign countries with more mature economies. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. See also Risks Associated with Africa and Risks Associated with Natural Resources and Commodity Investments.

AFRICA FUND | Risks Associated With Africa [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Associated with Africa. The Africa Fund, by focusing its investments on issuers located in African countries, may be exposed to additional risks that other funds that invest in securities of issuers in a broader region may not be exposed. For instance, financial, economic or political instabilities that impact countries in Africa, and in particular, the Sub-Saharan countries, could impact the Africa Fund to a larger degree than other funds that invest in securities of issuers in a broader geographical area. Changes in economies, tax policies, high inflation rates, governmental instability, war or other political or economic factors may have an adverse effect on the Africa Fund’s investments. The Africa Fund is highly dependent on the state of the economies of countries throughout Africa and, in particular Sub-Saharan countries. Some markets of the countries in Africa in which the Africa Fund will invest are in only the earliest stages of development with less liquidity, fewer securities brokers, fewer issuers and more capital market restrictions than developed markets. Certain governments in countries in Africa restrict or control to varying degrees the ability of foreign investors to invest in those countries. These restrictions may prevent or limit investments in securities of issuers located or operating in African countries. Less information may be available about companies in which the Africa Fund invests because many companies that are tied economically to Africa are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices required of U.S. companies. Investment in securities of African issuers involves risks not typically associated with investments in securities of issuers in developed countries. Emerging market countries within Africa may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. A sub-set of African emerging market countries are considered to be “frontier markets.” Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. Any particular country in Africa may be subject to the foregoing risks in greater or lesser degrees relative to other countries in Africa, and as a result, circumstances that may positively affect a country in Africa in which the Africa Fund is not invested may not have a corresponding positive effect on other countries in Africa in which the Africa Fund is invested.

AFRICA FUND | AFRICA FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CAFRX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.41%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.63%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 181
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,097
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,023
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,388
Annual Return 2014	rr_AnnualReturn2014	(4.10%)
Annual Return 2015	rr_AnnualReturn2015	(26.88%)
Annual Return 2016	rr_AnnualReturn2016	16.70%
Annual Return 2017	rr_AnnualReturn2017	33.22%
Annual Return 2018	rr_AnnualReturn2018	(23.01%)
Annual Return 2019	rr_AnnualReturn2019	4.68%
Annual Return 2020	rr_AnnualReturn2020	(9.00%)
Annual Return 2021	rr_AnnualReturn2021	15.10%
Annual Return 2022	rr_AnnualReturn2022	(7.07%)
Annual Return 2023	rr_AnnualReturn2023	(2.37%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.37%)
5 Years	rr_AverageAnnualReturnYear05	(0.10%)
10 Years	rr_AverageAnnualReturnYear10	(1.79%)
AFRICA FUND | AFRICA FUND | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.10%)
5 Years	rr_AverageAnnualReturnYear05	(0.62%)
10 Years	rr_AverageAnnualReturnYear10	(2.01%)
AFRICA FUND | AFRICA FUND | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.90%)
5 Years	rr_AverageAnnualReturnYear05	(0.08%)
10 Years	rr_AverageAnnualReturnYear10	(1.25%)
Commonwealth Japan Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	COMMONWEALTH JAPAN FUND (CNJFX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Commonwealth Japan Fund (the “Japan Fund”) is to provide long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Japan Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the Japan Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Japan Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Japan Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Japan Fund’s performance. During the most recent fiscal year ended October 31, 2023, the Japan Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses will not correlate to the ratio of net expenses to average net assets in the Japan Fund’s financial highlights table.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Japan Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Japan Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, the expense reduction/reimbursement remains in place for the contractual period only, and that the Japan Fund’s operating expenses remain the same. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Japan Fund invests at least 80% of its net assets in the securities of, and depositary receipts (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”)) represented by, Japanese issuers that are tied economically to Japan. The Japan Fund considers an issuer to be a Japanese issuer and thus tied economically to Japan if: (1) the issuer is organized under Japan’s law; (2) the securities of the issuer are listed on Japan’s stock exchanges regardless of the country in which the issuer is organized; (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold in Japan; or (4) the securities are issued by government entities of Japan. The Japan Fund invests primarily in debt and equity securities of Japanese issuers. The Japan Fund may also consider an issuer to be a Japanese issuer if it issues securities denominated in the Japanese Yen. The Japan Fund’s equity investments may include common and preferred stock and securities convertible into common stock. The Japan Fund’s investments may include issuers of any market capitalization. In addition, the Japan Fund may purchase ADRs, which are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer. Generally, ADRs are designed for trading on U.S. securities exchanges or other markets. The Japan Fund may also invest in EDRs, GDRs and in similar instruments representing foreign-traded depositary interests in securities of foreign companies. EDRs are receipts issued by a European financial institution evidencing arrangements similar to ADRs. EDRs are generally designed for use in European securities markets. GDRs are receipts for foreign-based corporations that are traded in capital markets around the world. These depositary receipts may be sponsored or unsponsored. The depositary receipts in which the Fund invests are U.S. dollar-denominated. The Japan Fund may invest in shares of other investment companies, including open-end and closed-end funds and exchange-traded funds (“ETFs”).

The Japan Fund’s investments in debt securities may include obligations of governmental issuers, commercial paper and other companies regardless of credit quality and regardless of whether such securities are rated or unrated by nationally recognized statistical rating organizations (“NRSROs”). The determination as to whether to make a particular investment in debt securities is based on FCA Corp’s analysis of the risk of the debt security versus the price and return of such debt security. The Japan Fund’s debt investments may include securities that are viewed as being of a credit quality that is below investment-grade (i.e., “junk bonds”) based on ratings established by NRSROs regardless of whether such debt security is rated or not.

The Japan Fund may also engage in borrowing for cash management purposes. The Japan Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Japan Fund may borrow up to one-third of its total assets (including the amount borrowed).

FCA Corp has long-term investment goals and its process seeks to identify potential portfolio investments that can be held over an indefinite time horizon. FCA Corp adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political, or market events, changes in relative valuations (to both a company’s growth prospects and to other issuers), and liquidity requirements. In selecting investments for the Japan Fund, FCA Corp will assess factors it deems relevant and applicable under the particular circumstances, including, among others:

●	Potential for capital appreciation (to both a company’s growth prospects and to other issuers);

●	Earnings growth potential and/or sustainability;

●	Price of security relative to historical and/or future cash flow;

●	Sustainable franchise value;

●	Price of a security relative to price of underlying stock, if a convertible security;

●	Yield on security relative to yield of other fixed-income securities;

●	Interest or dividend income;

●	Call and/or put features;

●	Price of a security relative to price of other comparable securities;

●	Size of issue; and

●	Impact of security on diversification of the portfolio.

FCA Corp will also seek to sell a security when it believes its price is unlikely to appreciate longer term, other comparable investments offer better opportunities for the Japan Fund, or in the course of adjusting the Japan Fund’s emphasis(es) on a given sector(s). The Japan Fund generally invests in equity securities with the view to hold them long-term and debt securities to hold to maturity.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND’S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follows illustrate the variability of the Japan Fund’s returns. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The performance of the comparative index does not reflect deductions for fees, expenses or taxes. Updated performance information, current through the most recent month end, is available on the Japan Fund’s website at www.commonwealthfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follows illustrate the variability of the Japan Fund’s returns.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.commonwealthfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	JAPAN FUND Year-by-year return as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods included in the bar chart:
Best Quarter	13.14%,	4th Quarter, 2020
Worst Quarter	(17.97)%,	1st Quarter, 2020

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.97%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2023
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Japan Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Japan Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Commonwealth Japan Fund | Tokyo Stock Price Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.36%
5 Years	rr_AverageAnnualReturnYear05	7.02%
10 Years	rr_AverageAnnualReturnYear10	5.44%
Commonwealth Japan Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the Japan Fund may lose value
Commonwealth Japan Fund | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.
Commonwealth Japan Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

An investment in the Japan Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency. In addition, the Fund is subject to the following principal risks (presented alphabetically):

Commonwealth Japan Fund | Borrowing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Borrowing Risk. Borrowing creates leverage, which will exaggerate the effect of any increase or decrease in the Japan Fund’s net asset value and, therefore, may increase the volatility of the Japan Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees) which may reduce the Japan Fund’s total return. Unless the income and capital appreciation, if any, exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Japan Fund.

Commonwealth Japan Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Investments that are denominated in a currency other than the U.S. dollar, or currency-related derivative instruments, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar. When the Japan Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the U.S. dollar. Risks associated with currency may also be exacerbated by foreign government exchange controls which may include, among others, banning the use of foreign currency within the country, fixed exchange rates, restricting currency exchange to government-approved exchangers, and restrictions on the amount of currency that may be imported or exported. In addition, the Japan Fund may incur costs in connection with conversions between various currencies.

Commonwealth Japan Fund | Debt Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Debt Securities Risk. Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates (i.e. if interest rates increase, the price of debt securities will generally decline). Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential income and/or gains from the Japan Fund’s investments in fixed income securities denominated in a foreign currency. Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each. The Japan Fund may invest in securities rated investment-grade or below investment-grade (“junk bonds”), and it may invest in debt securities that are of comparable quality that are not rated. The Japan Fund could lose money or experience a lower rate of return if it holds junk bonds that are subject to higher credit risks and are less liquid than other fixed income or debt instruments. Junk bonds are often considered speculative and have significantly higher credit risk than investment-grade bonds.

Commonwealth Japan Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Foreign securities risks to which the Japan Fund will be exposed include differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Japan Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for the Japan Fund to liquidate positions. This in turn may cause delays in the Japan Fund’s receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities. Although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities. The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts. It may not be possible to hedge the risk of currency fluctuations in foreign countries. Additionally, although depositary receipts have risks similar to the securities that they represent, they may involve higher expenses, may trade at a discount (or premium) to the underlying security, may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Commonwealth Japan Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. FCA Corp’s judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results. Additionally, FCA Corp’s reliance on investment strategy judgments about the “growth” potential of particular companies or the relative “value” of particular securities may prove to be incorrect or inconsistent with the overall market’s assessment of these characteristics, which may result in lower-than-expected returns.

Commonwealth Japan Fund | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The ability of the Japan Fund to achieve its investment objective is contingent on a variety of factors, and perhaps most importantly, the ability of FCA Corp to implement the Japan

Fund’s strategies effectively and efficiently. Any of these factors could negatively affect the performance of the Japan Fund. Additionally, the Japan Fund’s direct operations could negatively impact the Fund’s performance. For instance, because the Japan Fund’s asset base may be considered small relative to other mutual funds, the Japan Fund will operate with correspondingly higher total annual operating expenses. To the extent the Japan Fund’s assets are not increased and the Fund’s expense ratios are not decreased, the Japan Fund’s expenses will detract from its performance more significantly than with other mutual funds.

Commonwealth Japan Fund | Risks Associated With Investments In Other Investment Companies [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Associated with Investments in Other Investment Companies. The Japan Fund may invest in shares of other investment companies, including open-end funds and closed-end funds and ETFs. When the Japan Fund invests in other investment companies and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Japan Fund will incur higher expenses, many of which may be duplicative. In addition, the Japan Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs and closed-end funds are subject to additional risks such as, its shares may trade above or below its net asset value or an active market may not develop. The Japan Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Commonwealth Japan Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. The Japan Fund may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Japan Fund. This may increase the risk of loss associated with an investment in the Japan Fund and increase the volatility of the Japan Fund’s net asset value per share.

Commonwealth Japan Fund | Small Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small Capitalization Risk. Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Commonwealth Japan Fund | Stock Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Stock Market Risk. The Japan Fund’s investments will fluctuate in price. This means that the Japan Fund’s share price will go up and down, and Japan Fund shareholders can lose money. Investments in stocks of any type involve risk because stock prices have no guaranteed value. Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment. The Japan Fund’s investments are subject to the following market-related risks, among others: geopolitical risks, including wars, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics; and market manipulation and other fraudulent practices. For additional information regarding Stock Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Stock Market Risk” in the section titled “Additional Information Regarding the Funds’ Principal Risks” in this prospectus.

Commonwealth Japan Fund | Risks Associated With Japan [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Associated with Japan. The Japan Fund, by focusing its investments on Japanese issuers, may be exposed to additional risks that other funds that invest in securities of issuers in more than one country or region may not be exposed. For instance, financial, economic or political instabilities that impact Japan, but that do not impact the broader Asian-Pacific region, could impact the Japan Fund to a larger degree than other funds that invest in securities of issuers in a broader geographical area. The Japanese economy has in the past been negatively affected at times by government intervention and protectionism, an unstable financial services sector, a heavy reliance on international trade, and natural disasters.

Commonwealth Japan Fund | Commonwealth Japan Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CNJFX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[5]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.46%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.70%)	[7]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 179
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	904
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,652
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,625
Annual Return 2014	rr_AnnualReturn2014	(2.59%)
Annual Return 2015	rr_AnnualReturn2015	11.30%
Annual Return 2016	rr_AnnualReturn2016	(1.49%)
Annual Return 2017	rr_AnnualReturn2017	20.61%
Annual Return 2018	rr_AnnualReturn2018	(10.80%)
Annual Return 2019	rr_AnnualReturn2019	19.15%
Annual Return 2020	rr_AnnualReturn2020	9.93%
Annual Return 2021	rr_AnnualReturn2021	(7.88%)
Annual Return 2022	rr_AnnualReturn2022	(18.49%)
Annual Return 2023	rr_AnnualReturn2023	14.15%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.15%
5 Years	rr_AverageAnnualReturnYear05	2.34%
10 Years	rr_AverageAnnualReturnYear10	2.58%
Commonwealth Japan Fund | Commonwealth Japan Fund | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.36%
5 Years	rr_AverageAnnualReturnYear05	2.22%
10 Years	rr_AverageAnnualReturnYear10	2.52%
Commonwealth Japan Fund | Commonwealth Japan Fund | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	8.63%
5 Years	rr_AverageAnnualReturnYear05	1.90%
10 Years	rr_AverageAnnualReturnYear10	2.06%
Commonwealth Global Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	COMMONWEALTH GLOBAL FUND (CNGLX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Commonwealth Global Fund (the “Global Fund”) is to provide long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the Global Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Global Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Global Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Global Fund’s performance. During the most recent fiscal year ended October 31, 2023, the Global Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Global Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Global Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Global Fund’s operating expenses remain the same. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Global Fund invests primarily in U.S. and foreign equity securities (including common and preferred stock and securities convertible into common stock) and in debt securities. The Global Fund’s investments may include issuers of any market capitalization. Although the Global Fund can invest in companies from any country, it generally focuses on established companies in countries with developed economies. The Global Fund may invest in securities denominated in any currency. In addition to buying equity and debt securities, the Global Fund may invest in depositary receipts (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”)). ADRs are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer. Generally, ADRs are designed for trading on U.S. securities exchanges or other markets. The Fund may also invest in EDRs, GDRs and in similar instruments representing foreign-traded depositary interests in securities of foreign companies. EDRs are receipts issued by a European financial institution evidencing arrangements similar to ADRs. EDRs are generally designed for use in European securities markets. GDRs are receipts for foreign-based corporations that are traded in capital markets around the world. These depositary receipts may be sponsored or unsponsored. The depositary receipts in which the Fund invests are U.S. dollar-denominated.

Under normal market conditions, the Global Fund invests at least 40% of its net assets in the securities of, and depositary receipts represented by, foreign issuers. The Global Fund considers an issuer to be a foreign issuer if: (1) the issuer is organized under the laws of a jurisdiction other than those of the United States; (2) the securities of the issuer are listed on stock exchange outside the United States regardless of the country in which the issuer is organized; (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold outside of the United States; or (4) the securities are issued or guaranteed by government entities other than the United States. The Global Fund may invest in shares of other investment companies, including open-end and closed-end funds and exchange-traded funds (“ETFs”). The Global Fund may invest in emerging market countries. The Global Fund may invest in companies that focus on natural resources production, refining and development.

The Global Fund’s investments in debt securities may include obligations of governmental issuers, commercial paper and other companies regardless of credit quality and regardless of whether such securities are rated or unrated by nationally recognized statistical rating organizations (“NRSROs”). The determination as to whether to make a particular investment in debt securities is based on FCA Corp’s, the Global Fund’s investment adviser (“FCA Corp” or the “Adviser”), analysis of the risk of the debt security versus the price and return of such debt security. The Fund’s debt investments may include securities that are viewed as being of a credit quality that is below investment-grade (i.e., “junk bonds”) based on ratings established by NRSROs regardless of whether such debt security is rated or not.

The Global Fund may also engage in borrowing for cash management purposes. The Global Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Japan Fund may borrow up to one-third of its total assets (including the amount borrowed).

FCA Corp will attempt whenever possible to: (i) diversify among companies, industries, and without restriction to any particular region such as Asia or Europe or any particular country such as the United States or Japan; (ii) focus on companies with reasonable valuations; and (iii) generally focus on countries with developed economies. FCA Corp has long-term investment goals and its process seeks to identify potential portfolio investments that can be held over an indefinite time horizon. FCA Corp evaluates its beliefs and adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political, or market events, changes in relative valuations (to both a company’s growth prospects and to other issuers), and liquidity requirements. In selecting investments for the Global Fund, FCA Corp will assess factors it deems relevant and applicable under the particular circumstances, including, among others:

●	Potential for capital appreciation (to both a company’s growth prospects and to other issuers);

●	Earnings growth potential and/or sustainability;

●	Price of security relative to historical and/or future cash flow;

●	Sustainable franchise value;

●	Price of a security relative to price of underlying stock, if a convertible security;

●	Yield on security relative to yield of other fixed-income securities;

●	Interest or dividend income;

●	Call and/or put features;

●	Price of a security relative to price of other comparable securities;

●	Size of issue; and

●	Impact of security on diversification of the portfolio.

FCA Corp will also seek to sell a security when it believes its price is unlikely to appreciate longer term, other comparable investments offer better opportunities for the Global Fund, or in the course of adjusting the Global Fund’s emphasis(es) on a given country(ies) or sector(s). The Global Fund generally invests in equity securities with the view to hold them long-term and debt securities to hold to maturity.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND’S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follows illustrate the variability of the Global Fund’s returns. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Global Fund will perform in the future. The information provides some indication of the risks of investing in the Global Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1-year, 5-year, and 10-year periods compare with those of a broad measure of market performance. The performance of the comparative index does not reflect deductions for fees, expenses or taxes. Updated performance information, current through the most recent month end, is available on the Global Fund’s website at www.commonwealthfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follows illustrate the variability of the Global Fund’s returns.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.commonwealthfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Global Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	GLOBAL FUND Year-by-year return as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods included in the bar chart:
Best Quarter	16.64%,	2nd Quarter, 2020
Worst Quarter	(22.45)%,	1st Quarter, 2020

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.45%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2023
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Global Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Global Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Commonwealth Global Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	24.42%
5 Years	rr_AverageAnnualReturnYear05	13.37%
10 Years	rr_AverageAnnualReturnYear10	9.18%
Commonwealth Global Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the Fund may lose value
Commonwealth Global Fund | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.
Commonwealth Global Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

An investment in the Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency. In addition, the Fund is subject to the following principal risks (presented alphabetically):

Commonwealth Global Fund | Borrowing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Borrowing Risk. Borrowing for investment purposes creates leverage, which will exaggerate the effect of any increase or decrease in the Global Fund’s net asset value and, therefore, may increase the volatility of the Global Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees) which may reduce the Global Fund’s total return. Unless the income and capital appreciation, if any, exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Global Fund.

Commonwealth Global Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Investments that are denominated in a currency other than the U.S. dollar, or currency-related derivative instruments, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar. When the Global Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the U.S. dollar. Risks associated with currency may also be exacerbated by foreign government exchange controls which may include, among others, banning the use of foreign currency within the country, fixed exchange rates, restricting currency exchange to government-approved exchangers, and restrictions on the amount of currency that may be imported or exported. In addition, the Global Fund may incur costs in connection with conversions between various currencies.

Commonwealth Global Fund | Debt Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Debt Securities Risk. Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates (i.e. if interest rates increase, the price of debt securities will generally decline). Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential income and/or gains from the Global Fund’s investments in fixed income securities denominated in a foreign currency. Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each. The Fund may invest in securities rated investment-grade or below investment-grade (“junk bonds”), and it may invest in debt securities that are of comparable quality that are not rated. The Global Fund could lose money or experience a lower rate of return if it holds junk bonds that are subject to higher credit risks and are less liquid than other fixed income or debt instruments. Junk bonds are often considered speculative and have significantly higher credit risk than investment-grade bonds.

Commonwealth Global Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Foreign securities risks to which the Global Fund will be exposed include differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Global Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for the Global Fund to liquidate positions. This in turn may cause delays in the Global Fund’s receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities. Although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities. The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts. It may not be possible to hedge the risk of currency fluctuations in foreign countries. Additionally, although depositary receipts have risks similar to the securities that they represent, they may involve higher expenses, may trade at a discount (or premium) to the underlying security, may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange. To the extent that the Global Fund invests in issuers (or depositary receipts of issuers) located in emerging markets, the foreign securities risk may be heightened.

Commonwealth Global Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. FCA Corp’s judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results. Additionally, FCA Corp’s reliance on investment strategy judgments about the “growth” potential of particular companies or the relative “value” of particular securities may prove to be incorrect or inconsistent with the overall market’s assessment of these characteristics, which may result in lower-than-expected returns.

Commonwealth Global Fund | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The ability of the Global Fund to achieve its investment objective is contingent on a variety of factors, and perhaps most importantly, the ability of FCA Corp to implement the Global

Fund’s strategies effectively and efficiently. Any of these factors could negatively affect the performance of the Global Fund. Additionally, the Global Fund’s direct operations could negatively impact the Global Fund’s performance. For instance, because the Global Fund’s asset base may be considered small relative to other mutual funds, the Global Fund will operate with correspondingly higher total annual operating expenses. To the extent the Global Fund’s assets are not increased and the Global Fund’s expense ratios are not decreased, the Global Fund’s expenses will detract from its performance more significantly than with other mutual funds.

Commonwealth Global Fund | Risks Associated With Investments In Other Investment Companies [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Associated with Investments in Other Investment Companies. The Global Fund may invest in shares of other investment companies, including open-end funds and closed-end funds and ETFs. When the Global Fund invests in other investment companies and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Global Fund will incur higher expenses, many of which may be duplicative. In addition, the Global Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs and closed-end funds are subject to additional risks such as, its shares may trade above or below its net asset value or an active market may not develop. The Global Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Commonwealth Global Fund | Risks Associated With Natural Resources And Commodity Investments [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Associated with Natural Resources and Commodity Investments. Should the Global Fund invest in securities of companies involved in oil and gas, timber or mining activities, such investments will involve an increased number of risks, including geological risks, environmental liabilities, governmental regulations, and other risks involved in exploration, mining, distribution and marketing oil, gas, and other minerals, which can result in a higher degree of overall risk for the Global Fund. These companies may be affected by changes in overall market movements, commodity prices, interest rates, or sectors affecting a particular commodity, such as drought, floods, weather, embargoes, tariffs, and international economic, political and regulatory developments.

Commonwealth Global Fund | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. The Global Fund may emphasize investment in one or more particular business sectors at times, which may cause the value of its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Global Fund. This may increase the risk of loss associated with an investment in the Global Fund and increase the volatility of the Global Fund’s net asset value per share.

Commonwealth Global Fund | Small Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small Capitalization Risk. Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Commonwealth Global Fund | Stock Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Stock Market Risk. The Global Fund’s investments will fluctuate in price. This means that the Global Fund’s share price will go up and down, and Global Fund shareholders can lose money. Investments in stocks of any type involve risk because stock prices have no guaranteed value. Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment. The Global Fund’s investments are subject to the following market-related risks, among others: geopolitical risks, including wars, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics; and market manipulation and other fraudulent practices. For additional information regarding Stock Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Stock Market Risk” in the section titled “Additional Information Regarding the Funds’ Principal Risks” in this prospectus.

Commonwealth Global Fund | Emerging Markets Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Emerging Markets Risk. To the extent that the Global Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened. Due to political changes, changes in taxation, or currency controls that could adversely affect investments located in emerging market countries, investments of this nature may be more volatile than investments made in the markets of more developed foreign countries with more mature economies. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. See also Risks Associated with Natural Resources and Commodity Investments.

Commonwealth Global Fund | Commonwealth Global Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CNGLX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[8]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.61%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 264
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	811
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,385
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,944
Annual Return 2014	rr_AnnualReturn2014	(1.49%)
Annual Return 2015	rr_AnnualReturn2015	(11.65%)
Annual Return 2016	rr_AnnualReturn2016	6.22%
Annual Return 2017	rr_AnnualReturn2017	15.60%
Annual Return 2018	rr_AnnualReturn2018	(13.16%)
Annual Return 2019	rr_AnnualReturn2019	21.78%
Annual Return 2020	rr_AnnualReturn2020	14.71%
Annual Return 2021	rr_AnnualReturn2021	13.45%
Annual Return 2022	rr_AnnualReturn2022	(19.80%)
Annual Return 2023	rr_AnnualReturn2023	12.93%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	12.93%
5 Years	rr_AverageAnnualReturnYear05	7.50%
10 Years	rr_AverageAnnualReturnYear10	2.91%
Commonwealth Global Fund | Commonwealth Global Fund | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.94%
5 Years	rr_AverageAnnualReturnYear05	7.45%
10 Years	rr_AverageAnnualReturnYear10	2.58%
Commonwealth Global Fund | Commonwealth Global Fund | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.66%
5 Years	rr_AverageAnnualReturnYear05	5.89%
10 Years	rr_AverageAnnualReturnYear10	2.21%
Commonwealth Real Estate Securities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	COMMONWEALTH REAL ESTATE SECURITIES FUND (CNREX)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Commonwealth Real Estate Securities Fund (the “Real Estate Securities Fund”) is to provide long-term capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the Real Estate Securities Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Real Estate Securities Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Real Estate Securities Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Real Estate Securities Fund’s performance. During the most recent fiscal year ended October 31, 2023, the Real Estate Securities Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses will not correlate to the ratio of net expenses to average net assets in the Real Estate Securities Fund’s financial highlights table.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Real Estate Securities Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Real Estate Securities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Real Estate Securities Fund’s operating expenses remain the same. Although, your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Real Estate Securities Fund invests at least 80% of its net assets in real estate securities. Investments made by the Real Estate Securities Fund are in issuers in real estate and related industries (i.e., those issuers whose fortunes are impacted by the real estate market). The Real Estate Securities Fund invests primarily in equity securities (including common stock and preferred stock and securities convertible into common stock) as well as in the debt securities of companies in real estate industries, which may include commercial and/or residential real estate investment trusts (“REITs”), publicly traded real estate development companies, real estate management companies, building supply companies, timber companies, real property holdings and other publicly-traded companies involved in real estate related activities and industries. The Real Estate Securities Fund may invest in securities denominated in any currency. The Real Estate Securities Fund’s investments may include issuers of any market capitalization. In addition to buying equity and debt securities, the Real Estate Securities Fund may invest in depositary receipts (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”)). ADRs are dollar-denominated depositary receipts that, typically, are issued by a United States bank or trust company and represent the deposit with that bank or trust company of a security of a foreign issuer. Generally, ADRs are designed for trading on U.S. securities exchanges or other markets. The Fund may also invest in EDRs, GDRs and in similar instruments representing foreign-traded depositary interests in securities of foreign companies. EDRs are receipts issued by a European financial institution evidencing arrangements similar to ADRs. EDRs are generally designed for use in European securities markets. GDRs are receipts for foreign-based corporations that are traded in capital markets around the world. These depositary receipts may be sponsored or unsponsored. The depositary receipts in which the Fund invests are U.S. dollar-denominated.

The Real Estate Securities Fund may invest in shares of other investment companies, including open-end and closed-end funds and exchange-traded funds (“ETFs”). The Real Estate Securities Fund may invest in emerging market countries.

The Real Estate Securities Fund’s investments in debt securities may include obligations of governmental issuers, commercial paper and other companies regardless of credit quality and regardless of whether such securities are rated or unrated by nationally recognized statistical rating organizations (“NRSROs”). The determination as to whether to make a particular investment in debt securities is based on FCA Corp’s, the Real Estate Securities Fund’s investment adviser (“FCA Corp” or the “Adviser”), analysis of the risk of the debt security versus the price and return of such debt security. The Real Estate Securities Fund’s debt investments may include securities that are viewed as being of a credit quality that is below investment-grade (i.e., “junk bonds”) based on ratings established by NRSROs regardless of whether such debt security is rated or not.

The Real Estate Securities Fund may also engage in borrowing for cash management purposes. The Real Estate Securities Fund may borrow to the maximum extent permitted by applicable law, which generally means that the Real Estate Securities Fund may borrow up to one-third of its total assets (including the amount borrowed).

FCA Corp has long-term investment goals and its process seeks to identify potential portfolio investments that can be held over an indefinite time horizon. FCA Corp evaluates its beliefs and adjusts portfolio holdings in light of prevailing market conditions and other factors, including, among other things, economic, political, or market events, changes in relative valuations (to both a company’s growth prospects and to other issuers), and liquidity requirements. In selecting investments for the Fund, FCA Corp will assess factors it deems relevant and applicable under the particular circumstances, including, among others:

●	Potential for capital appreciation (to both a company’s growth prospects and to other issuers);

●	Earnings growth potential and/or sustainability;

●	Price of security relative to historical and/or future cash flow;

●	Sustainable franchise value;

●	Price of a security relative to price of underlying stock, if a convertible security;

●	Yield on security relative to yield of other fixed-income securities;

●	Interest or dividend income;

●	Call and/or put features;

●	Price of a security relative to price of other comparable securities;

●	Size of issue; and

●	Impact of security on diversification of the portfolio.

FCA Corp will also seek to sell a security when it believes its price is unlikely to appreciate longer term, other comparable investments offer better opportunities for the Real Estate Securities Fund, or in the course of adjusting the Real Estate Securities Fund’s emphasis(es) on a given sector(s). The Real Estate Securities Fund generally invests in equity securities with the view to hold them long-term and debt securities to hold to maturity.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND’S PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follows illustrate the variability of the Real Estate Securities Fund’s returns. The Real Estate Securities Fund’s past performance (before and after taxes) does not necessarily indicate how the Real Estate Securities Fund will perform in the future. The information provides some indication of the risks of investing in the Real Estate Securities Fund by showing changes in its performance from year to year and by showing how its average annual returns for 1-year, 5-year, and 10-year periods compare with those of a broad measure of market performance. The performance of the comparative index does not reflect deductions for fees, expenses or taxes. Updated performance information, current through the most recent month end, is available on the Real Estate Securities Fund’s website at www.commonwealthfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follows illustrate the variability of the Real Estate Securities Fund’s returns.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.commonwealthfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Real Estate Securities Fund’s past performance (before and after taxes) does not necessarily indicate how the Real Estate Securities Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	REAL ESTATE SECURITIES FUND Year-by-year return as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods included in the bar chart:
Best Quarter	20.34%,	4th Quarter, 2023
Worst Quarter	(30.22)%,	1st Quarter, 2020

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.22%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Period Ended December 31, 2023
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Real Estate Securities Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Real Estate Securities Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Commonwealth Real Estate Securities Fund | MSCI US REIT Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.73%
5 Years	rr_AverageAnnualReturnYear05	7.40%
10 Years	rr_AverageAnnualReturnYear10	7.60%
Commonwealth Real Estate Securities Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the Real Estate Securities Fund may lose value
Commonwealth Real Estate Securities Fund | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency.
Commonwealth Real Estate Securities Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

An investment in the Real Estate Securities Fund may lose value and is not guaranteed or insured by a bank, the Federal Deposit Insurance Corporation, or any other government agency. In addition, the Fund is subject to the following principal risks (presented alphabetically):

Commonwealth Real Estate Securities Fund | Borrowing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Borrowing Risk. Borrowing creates leverage, which will exaggerate the effect of any increase or decrease in the Real Estate Securities Fund’s net asset value and, therefore, may increase the volatility of the Real Estate Securities Fund. Money borrowed will be subject to interest and other costs (that may include commitment fees) which may reduce the Real Estate Securities Fund’s total return. Unless the income and capital appreciation, if any, exceed the cost of borrowing, the use of leverage will diminish the investment performance of the Real Estate Securities Fund.

Commonwealth Real Estate Securities Fund | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Currency Risk. Investments that are denominated in a currency other than the U.S. dollar, or currency-related derivative instruments, are subject to the risk that the value of a particular currency will change in relation to one or more other currencies including the U.S. dollar. When the Real Estate Securities Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the U.S. dollar. Risks associated with currency may also be exacerbated by foreign government exchange controls which may include, among others, banning the use of foreign currency within the country, fixed exchange rates, restricting currency exchange to government-approved exchangers, and restrictions on the amount of currency that may be imported or exported. In addition, the Real Estate Securities Fund may incur costs in connection with conversions between various currencies.

Commonwealth Real Estate Securities Fund | Debt Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Debt Securities Risk. Investments in debt and/or fixed income securities tend to fluctuate inversely with changes in interest rates (i.e. if interest rates increase the price of debt securities will generally decline). Changes in an issuer’s financial strength or creditworthiness also can affect the value of the securities it issues. Convertible and preferred stocks, which have some characteristics of both equity and fixed income securities, also contain, to varying degrees depending on their structure, the associated risks of each. The Real Estate Securities Fund may invest in securities rated investment-grade or below investment-grade (“junk bonds”), and it may invest in debt securities that are of comparable quality that are not rated. The Real Estate Securities Fund could lose money or experience a lower rate of return if it holds junk bonds that are subject to higher credit risks and are less liquid than other fixed income or debt instruments. Junk bonds are often considered speculative and have significantly higher credit risk than investment-grade bonds.

Commonwealth Real Estate Securities Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. Foreign securities risks to which the Real Estate Securities Fund will be exposed include differences in securities markets in other countries, in tax policies, in the level of regulation and in accounting standards, as well as risks associated with fluctuations in currency values. Further, there is often less publicly available information about foreign issuers, and there is the possibility of negative governmental actions and of political and social unrest. The Real Estate Securities Fund may not be able to participate in rights and offerings that are not registered for sale to a U.S. investor. Securities in foreign markets also are generally less liquid and have greater price fluctuation than is typical in the U.S. for securities of comparable issuers. Transactions in foreign securities generally involve currency exchange cost and risk and often take longer to settle than do securities in the U.S., which may make it more difficult for the Real Estate Securities Fund to liquidate positions. This in turn may cause delays in the Real Estate Securities Fund’s receipt of proceeds and an associated loss of potential dividend and interest income or the incurrence of interest cost on debt incurred to cover the period required until the receipt of the proceeds of these same securities. Although depositary receipts provide a convenient means to invest in non-U.S. securities, such investments involve risks generally similar to investments directly in foreign securities. The issuers of unsponsored depositary receipts may not receive information from the foreign issuer, and it is under no obligation to distribute shareholder communications or other information received from the foreign issuer of the deposited securities or to pass through voting rights to the holders of the depositary receipts. It may not be possible to hedge the risk of currency fluctuations in foreign countries. Additionally, although depositary receipts have risks similar to the securities that they represent, they may involve higher expenses, may trade at a discount (or premium) to the underlying security, may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange. To the extent that the Fund invests in issuers (or depositary receipts of issuers) located in emerging markets, the foreign securities risk may be heightened.

Commonwealth Real Estate Securities Fund | Management Risk [Member]
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Management Risk. FCA Corp’s judgments about the attractiveness and potential appreciation of a security may prove to be inaccurate and may not produce the desired results. Additionally, FCA Corp’s reliance on investment strategy judgments about the “growth” potential of particular companies or the relative “value” of particular securities may prove to be incorrect or inconsistent with the overall market’s assessment of these characteristics, which may result in lower-than-expected returns.

Commonwealth Real Estate Securities Fund | Operational Risk [Member]
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Operational Risk. The ability of the Real Estate Securities Fund to achieve its investment objective is contingent on a variety of factors, and perhaps most importantly, the ability of FCA Corp to implement the Real Estate Securities Fund’s strategies effectively and efficiently. Any of these factors could negatively affect the performance of the Real Estate Securities Fund. Additionally, the Real Estate Securities Fund’s direct operations could negatively impact the Fund’s performance. For instance, because the Real Estate Securities Fund’s asset base may be considered small relative to other mutual funds, the Real Estate Securities Fund will operate with correspondingly higher total annual operating expenses. To the extent the Real Estate Securities Fund’s assets are not increased and the Real Estate Securities Fund’s expense ratios are not decreased, the Real Estate Securities Fund’s expenses will detract from its performance more significantly than with other mutual funds.

Commonwealth Real Estate Securities Fund | Risks Associated With Investments In Other Investment Companies [Member]
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Risks Associated with Investments in Other Investment Companies. The Real Estate Securities Fund may invest in shares of other investment companies, including open-end funds and closed-end funds and ETFs. When the Real Estate Securities Fund invests in other investment companies and ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Real Estate Securities Fund will incur higher expenses, many of which may be duplicative. In addition, the Real Estate Securities Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of derivative transactions by the underlying funds). ETFs and closed-end funds are subject to additional risks such as, its shares may trade above or below its net asset value or an active market may not develop. The Real Estate Securities Fund has no control over the investments and related risks taken by the underlying funds in which it invests.

Commonwealth Real Estate Securities Fund | Small Capitalization Risk [Member]
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Small Capitalization Risk. Investing in small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. In addition, the earnings and prospects of smaller companies may be more volatile than those of larger companies and smaller companies may experience higher failure rates than do larger companies.

Commonwealth Real Estate Securities Fund | Stock Market Risk [Member]
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Stock Market Risk. The Real Estate Securities Fund’s investments will fluctuate in price. This means that the Real Estate Securities Fund’s share price will go up and down, and Real Estate Securities Fund shareholders can lose money. Investments in stocks of any type involve risk because stock prices have no guaranteed value. Stock prices may fluctuate in response to various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic segment. The Real Estate Fund’s investments are subject to the following market-related risks, among others: geopolitical risks, including wars, terrorism, government shutdowns, and concerns about sovereign debt; natural and environmental disasters, including earthquakes, tsunamis and hurricanes; widespread disease, including pandemics and epidemics; and market manipulation and other fraudulent practices. For additional information regarding Stock Market Risk, including the effect of pandemics such as the novel coronavirus disease, on financial markets, please see “Stock Market Risk” in the section titled “Additional Information Regarding the Funds’ Principal Risks” in this prospectus.

Commonwealth Real Estate Securities Fund | Emerging Markets Risk [Member]
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Emerging Markets Risk. To the extent that the Real Estate Securities Fund invests in issuers located in emerging markets, the foreign securities risk may be heightened. Due to political changes, changes in taxation, or currency controls that could adversely affect investments located in emerging market countries, investments of this nature may be more volatile than investments made in the markets of more developed foreign countries with more mature economies. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. See also Risks Associated with Natural Resources and Commodity Investments.

Commonwealth Real Estate Securities Fund | Risks Associated With Real Estate Investment Trusts [Member]
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Risks Associated with Real Estate Investment Trusts. The Real Estate Securities Fund may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to regulated investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements of the Internal Revenue Code of 1986, as amended (the “Code”). The Real Estate Securities Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Real Estate Securities Fund. The Real Estate Securities Fund will be subject to risks similar to those associated with the direct ownership of real estate, including: declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and the appeal of properties to tenants, changes in interest rates and changes in the tax laws.

Additionally, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”).

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investments in REITs also involve the following risks: limited financial resources, infrequent or limited trading, and abrupt or erratic price movements.

Commonwealth Real Estate Securities Fund | Commonwealth Real Estate Securities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CNREX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[9]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.71%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[10]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.72%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 275
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	844
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,440
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,051
Annual Return 2014	rr_AnnualReturn2014	16.04%
Annual Return 2015	rr_AnnualReturn2015	(3.05%)
Annual Return 2016	rr_AnnualReturn2016	7.46%
Annual Return 2017	rr_AnnualReturn2017	14.60%
Annual Return 2018	rr_AnnualReturn2018	(14.69%)
Annual Return 2019	rr_AnnualReturn2019	28.68%
Annual Return 2020	rr_AnnualReturn2020	(2.86%)
Annual Return 2021	rr_AnnualReturn2021	33.89%
Annual Return 2022	rr_AnnualReturn2022	(23.79%)
Annual Return 2023	rr_AnnualReturn2023	23.54%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	23.54%
5 Years	rr_AverageAnnualReturnYear05	9.52%
10 Years	rr_AverageAnnualReturnYear10	6.41%
Commonwealth Real Estate Securities Fund | Commonwealth Real Estate Securities Fund | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.54%
5 Years	rr_AverageAnnualReturnYear05	9.41%
10 Years	rr_AverageAnnualReturnYear10	6.30%
Commonwealth Real Estate Securities Fund | Commonwealth Real Estate Securities Fund | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.93%
5 Years	rr_AverageAnnualReturnYear05	7.53%
10 Years	rr_AverageAnnualReturnYear10	5.15%

[1]	The Australia/New Zealand Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Fund’s average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2025.
[2]	The Africa Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Fund’s average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2025.
[3]	The term “Acquired Fund Fees and Expenses” refers to other investment companies in which the Africa Fund invests and represents the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including exchange-traded funds (“ETFs”), closed-end funds and money market funds that have their own operating expenses. The Total Annual Fund Operating Expenses will not correlate to the ratio of net expenses to average net assets in the Africa Fund’s financial highlights table.
[4]	FCA Corp, the Africa Fund’s investment adviser (“FCA Corp” or the “Adviser”), has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Africa Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% of the average daily net assets of the Fund. This expense limitation agreement may be terminated by FCA Corp or the Trust at any time after February 28, 2025. FCA Corp may recoup from the Fund any reduced fees and/or expenses reimbursed pursuant to this agreement if such recoupment does not cause the Africa Fund to exceed the expense limitation in place at the time the fee was reduced and/or expenses were reimbursed and such recoupment is made within three years after the year in which FCA Corp incurred the expense.
[5]	The Japan Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Japan Fund’s average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2025.
[6]	The term “Acquired Fund Fees and Expenses” refers to other investment companies in which the Japan Fund invests and represents the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including exchange-traded funds (“ETFs”), closed-end funds and money market funds that have their own operating expenses. The Total Annual Fund Operating Expenses will not correlate to the ratio of net expenses to average net assets in the Japan Fund’s financial highlights table.
[7]	FCA Corp, the Japan Fund’s investment adviser (“FCA Corp” or the “Adviser”), has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Japan Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 1.50% of the average daily net assets of the Fund. This expense limitation agreement may be terminated by FCA Corp or the Trust at any time after February 28, 2025. FCA Corp may recoup from the Japan Fund any reduced fees and/or expenses reimbursed pursuant to this agreement if such recoupment does not cause the Japan Fund to exceed the expense limitation in place at the time the fee was reduced and/or the expenses were reimbursed and such recoupment is made within three years after the year in which FCA Corp incurred the expense.
[8]	The Global Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Global Fund’s average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2025.
[9]	The Real Estate Securities Fund has adopted a Rule 12b-1 Plan that permits it to pay up to 0.35% of its average net assets each year. The Board of Trustees has adopted a resolution to spend not more than 0.25% of the Real Estate Securities Fund’s average net assets under the Rule 12b-1 Plan until, at the earliest, March 1, 2025.
[10]	The term “Acquired Fund Fees and Expenses” refers to other investment companies in which the Real Estate Securities Fund invests and represents the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including exchange-traded funds (“ETFs”), closed-end funds and money market funds that have their own operating expenses. The Total Annual Fund Operating Expenses will not correlate to the ratio of net expenses to average net assets in the Real Estate Securities Fund’s financial highlights table.